Consolidated statements of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Consolidated statements of other comprehensive income
Net profit for the year	R$ 132,573	R$ 95,710		R$ 125,957
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(48,153)	(84,840)		23,830
Cash flow hedges - effective portion of changes in fair value	13,203	(15,532)
Total comprehensive income for the year	97,623	(4,662)	[1],[2]	149,787
Total comprehensive income attributed to
Owners of the Company	97,623	(4,662)		149,787
Total comprehensive income for the year	R$ 97,623	R$ (4,662)	[1],[2]	R$ 149,787

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and